Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	225,000,000	225,000,000	85,000,000
Common stock, shares issued	112,780,386	109,897,526	14,946,712
Common stock, shares outstanding	112,780,386	109,897,526	14,946,712